Employee Benefit Plans - Schedule of Plan Contributions (Details) - Multiemployer Plans, Pension - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Multiemployer Plans [Line Items]
Contributions	$ 12,666	$ 6,412	$ 7,428
Central Pension Fund of the IUOE & Participating Employers
Multiemployer Plans [Line Items]
Contributions	2,906	1,646	1,268
Central Laborers' Pension Fund
Multiemployer Plans [Line Items]
Contributions	1,330	839	408
Upstate New York Engineers Pension Fund
Multiemployer Plans [Line Items]
Contributions	1,100	597
Iron Workers Local Union No. 25 Pension Plan
Multiemployer Plans [Line Items]
Contributions	998		989
Operating Engineers' Local 324 Pension Fund
Multiemployer Plans [Line Items]
Contributions	840		675
Laborers National Pension Fund
Multiemployer Plans [Line Items]
Contributions	744
Iron Workers St. Louis District Council Pension Trust
Multiemployer Plans [Line Items]
Contributions		384
Mo-Kan Iron Workers Pension Fund
Multiemployer Plans [Line Items]
Contributions			619
Iron Workers Mid-America Pension Plan
Multiemployer Plans [Line Items]
Contributions			560
Midwest Operating Engineers Pension Trust Fund
Multiemployer Plans [Line Items]
Contributions			482
Other funds
Multiemployer Plans [Line Items]
Contributions	$ 4,748	$ 2,946	$ 2,427